General - Narrative (Details) ₪ in Millions			1 Months Ended				3 Months Ended				12 Months Ended
	Nov. 25, 2018 USD ($)	Nov. 25, 2018 ILS (₪)	Sep. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 25, 2018 ILS (₪)
Business Acquisition [Line Items]
Net gain related to revaluation													$ 43,350,000
Goodwill							$ 1,316,768,000		$ 1,340,617,000		$ 1,316,768,000	$ 1,340,617,000
Acquired other intangible assets									$ 12,934,000			12,934,000
Non-Cash Expenses Related To Impairment Of Assets And Write-Offs								$ 60,004
Evacuation receivable sold												$ 345,000
Evacuation receivable fair value											29,100
Night Vision Business
Business Acquisition [Line Items]
Purchase price			$ 351,500,000
Israeli Affiliated Company
Business Acquisition [Line Items]
Purchase price				$ 11,800,000
Ownership interest acquired				100.00%					19.00%			19.00%
Purchase price contingent consideration				$ 4,050,000					$ 958,000			$ 958,000
Goodwill				9,200,000
Acquired other intangible assets				$ 2,700,000
Universal
Business Acquisition [Line Items]
Purchase price					$ 123,581,000
Goodwill					$ 31,060,000
IMI Systems Ltd.
Business Acquisition [Line Items]
Purchase price	$ 520,000,000	₪ 1,900
Ownership interest acquired	100.00%													100.00%
Purchase price contingent consideration	$ 380,000,000													₪ 1,400
Deferred payments	24,000,000								28,800,000			$ 28,800,000		90
Premises evacuation grants	365,000,000	₪ 1,365
Goodwill	211,727,000						$ 142,511,000				$ 142,511,000		$ 418,456,000
A Canadian Company
Business Acquisition [Line Items]
Purchase price						$ 20,200,000
Ownership interest acquired										100.00%
Purchase price contingent consideration										$ 10,500,000
Goodwill										9,500,000
Acquired other intangible assets										$ 9,500,000
A Brazilian Company
Business Acquisition [Line Items]
Purchase price						$ 23,000,000
Ownership interest acquired										100.00%
Purchase price contingent consideration										$ 9,700,000
Goodwill										15,600,000
Acquired other intangible assets										12,300,000
Federmann Group
Business Acquisition [Line Items]
Ownership percentage							44.30%				44.30%
Commercial cybersecurity Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation										42,000,000
Surgeon-centered visualization technologies Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation										$ 3,500,000
Acquisition and other non-recurring expenses | Night Vision Business
Business Acquisition [Line Items]
Acquisition and other non-recurring expenses							$ 55,030,000
Acquisition and other non-recurring expenses | IMI Systems Ltd.
Business Acquisition [Line Items]
Acquisition and other non-recurring expenses									$ 69,464,000
Deferred Payments | IMI Systems Ltd.
Business Acquisition [Line Items]
Deferred payments	$ 111,400,000													₪ 358